SEGMENT INFORMATION (Schedule of Amount Relating From Revenue) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [abstract]
Revenue from contracts with customers	[1]	$ 97,035	$ 99,140	$ 99,611
Revenue from other sources
Total revenue		$ 97,035	$ 99,140	$ 99,611

[1]	Disaggregation of revenue from contracts with customers